Stock-Based Compensation (Summary Of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation [Abstract]
Shares, Outstanding at beginning of year	234,696
Shares Granted	443,500
Shares Exercised	0	0
Shares cancelled or forfeited	(38,510)
Shares, Outstanding at end of year	639,686	234,696
Shares, Expected to vest	562,701
Shares, Exercisable at end of period	76,985
Weighted Average Exercise Price, Beginning Balance	$ 4.29
Weighted Average Exercise Price, Granted	$ 1.43
Weighted Average Exercise Price, Cancelled or Forfeited	$ 14.40
Weighted Average Exercise Price, Ending Balance	$ 1.70	$ 4.29
Weighted Average Exercise Price, Expected to Vest	$ 1.40
Weighted Average Exercise Price, Exercisable at end of period	$ 3.89
Outstanding at end of period	9 years 4 months 24 days
Expected to vest	9 years 7 months 6 days
Exercisable at end of period	8 years 3 months 18 days